INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Intangible Assets
	December 31,
	2016	2017
Cost:

Know-how and patents	$4,175	$4,525
Technology	5,444	5,766
Customer relationships	1,425	1,521
Backlog	712	746

	11,756	12,558
Accumulated amortization:

Know-how and patents	4,125	4,478
Technology	1,337	2,154
Customer relationships	649	877
Backlog	712	746

	6,823	8,255

Intangible assets , net	$4,933	$4,303

Schedule of Amortization of Intangible Assets
December 31,

2018	$914
2019	857
2020	823
2021	796
2022	669
2023 and thereafter	244

$4,303